LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of components of lease expense and supplemental cash flow information

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Total variable lease cost	2,039	2,067	1,139	16.2
Finance lease cost:
Amortization of right-of-use assets	348	977	1,893	26.9
Interest on lease liabilities	134	683	1,557	22.1
Total finance lease cost	482	1,660	3,450	49.0

Schedule of supplemental balance sheet information

	2021	2022	2022
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	36,245	28,646	407.3
Operating lease liabilities – current (Note 4)	10,525	10,963	155.9
Operating lease liabilities – non-current	24,642	17,609	250.4
Total operating lease liabilities	35,167	28,572	406.3

Finance lease liabilities – current (Note 4)	1,467	2,788	39.6
Finance lease liabilities – non-current	15,350	21,185	301.2
Total finance lease liabilities	16,817	23,973	340.8

Schedule of maturities of finance lease liabilities

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2023	12,729	181.0	4,754	67.6
2024	8,479	120.5	4,503	64.0
2025	4,273	60.7	6,643	94.4
2026	3,278	46.6	6,228	88.5
2027	1,621	23.0	1,809	25.7
Thereafter	2,592	36.9	10,009	142.4
Total lease payments	32,972	468.7	33,946	482.6

Less imputed interest	(4,400)	(62.4)	(9,973)	(141.8)
Total	28,572	406.3	23,973	340.8

Schedule of Lease term and Discount rate

	Weighted average remaining lease term, years		Weighted average discount rate, %
	December 31, 2021	December 31, 2022	December 31, 2021	December 31, 2022
Operating leases	4.0	3.6	6.2%	7.4%
Finance leases	9.1	6.8	7.3%	8.6%